Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Retained Earnings

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
PRC statutory reserve funds	417,911	441,391	63,574
Unreserved retained earnings	74,241,444	85,292,315	12,284,648

Total retained earnings	74,659,355	85,733,706	12,348,222

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax

The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for- sale investments	Total
	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2013	158,355	22,903	181,258

Other comprehensive income (loss) before reclassification	(422,925)	27,327	(395,598)
Amounts reclassified from accumulated other comprehensive income	—	(45,025)	(45,025)

Net current-period other comprehensive loss	(422,925)	(17,698)	(440,623)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(20,153)	—	(20,153)

Balance at December 31, 2014	(284,723)	5,205	(279,518)

Other comprehensive income (loss) before reclassification	(644,896)	489,010	(155,886)
Amounts reclassified from accumulated other comprehensive income	—	(194,451)	(194,451)

Net current-period other comprehensive income (loss)	(644,896)	294,559	(350,337)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(176,201)	—	(176,201)

Balance at December 31, 2015	(1,105,820)	299,764	(806,056)

Other comprehensive income (loss) before reclassification	(589,870)	480,102	(109,768)
Amounts reclassified from accumulated other comprehensive income	—	(540,495)	(540,495)

Net current-period other comprehensive loss	(589,870)	(60,393)	(650,263)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(326,640)	(7)	(326,647)

Balance at December 31, 2016	(2,022,330)	239,364	(1,782,966)

Balance at December 31, 2016, in US$	(291,277)	34,476	(256,801)

Tax Effect Allocated to Each Component of Other Comprehensive Income

The following table sets forth the tax effect allocated to each component of other comprehensive income for the years ended December 31, 2015 and 2016:

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
		(In thousands)
Unrealized gains on available-for-sale investments
Unrealized holding gains (losses) during the year	1,680	(68,303)	(119,708)	(17,242)
Reclassified for gains realized	—	28,885	110,418	15,904

Net unrealized gains (losses)	1,680	(39,418)	(9,290)	(1,338)

Other comprehensive income (loss)	1,680	(39,418)	(9,290)	(1,338)